Material accounting policies (Narrative) (Detail)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Date of authorisation for issue of financial statements	Feb. 23, 2023
UBS AG [Member]
Entity [Table]
Date of authorisation for issue of financial statements	Feb. 23, 2023